Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Provisions
Non-current	$ 21,019	$ 21,991
Current	3,684	3,136
Total provision	$ 24,703	$ 25,127